Derivative Instruments and Other Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash as collateral for derivative transactions	$ 11.5	$ 5.0
Fair value of derivatives	$ 0.4